Share capital	12 Months Ended
Dec. 31, 2022
Share capital
Share capital

11.Share capital

a)	Authorized share capital

The authorized share capital consisted of unlimited number of common shares. The common shares do not have a par value. All issued shares are fully paid.

b)	Common shares issued

	Number of
	common
	shares	Amount
Balance, December 31, 2019	25,877,686	$39,413,506
Shares for services (i)	17,414	49,712
Issuance of units (ii)	6,900,000	17,250,000
Fair value of warrants (note 13)	—	(3,803,751)
Share issuance costs (ii)	—	(1,243,485)
Warrants exercised (note 13)	65,191	183,678
Fair value of warrants exercised (note 13)	—	95,263
Fair value of warrants earned (note 13)	—	(21,452)
Balance, December 31, 2020	32,860,291	$51,923,471
Shares for services (iii)	1,227,092	4,112,647
Stock options exercised (note 12)	998,333	2,837,083
Fair value of stock options exercised (note 12)	—	1,357,160
Issuance of units (iv, v)	22,462,000	84,083,757
Fair value of warrants (iv, v)	—	(15,369,626)
Share issuance costs (iv, v)	—	(5,003,222)
Warrants exercised (note 13)	3,675,283	11,656,287
Fair value of warrants exercised (note 13)	—	3,999,272
Performance share units exercised (note 12)	700,000	3,322,000
Balance, December 31, 2021	61,922,999	$142,918,829
Shares for services (vi)	239,243	525,200
Restricted share units exercised (note 12)	376,622	526,682
Warrants exercised (note 13)	503,672	2,014,688
Performance share units exercised (note 12)	1,000,000	1,560,000
Balance, December 31, 2022	64,042,536	$147,545,399

(i) During the year ended December 31, 2020, the Corporation issued 17,414 shares for services with a combined value of $49,712. The fair value of the shares were determined to be equal to the value of the services rendered.

(ii) On June 4, 2020, the Corporation completed its short form prospectus offering by issuing 6,900,000 common share units at $2.50 per unit for gross proceeds of $17,250,000. Each unit consisted of one common share and one-half of one common share purchase warrant. Each whole warrant was exercisable into one common share at the price of $3.25 per share for a period of two years from closing, accelerated to October 12, 2021 as the volume weighted average trading price of the common shares was equal to or greater than $4.50 for a ten consecutive trading day period.

The fair value of $3,803,751 was assigned to the 3,450,000 warrants issued as part of the units as estimated by using a fair value market technique incorporating the Black-Scholes option pricing model, using the following assumptions: a risk-free interest rate of 0.32%; an expected volatility factor of 85%; an expected dividend yield of 0%; and an expected life of 2 years.

11.Share capital (continued)

(b)Common shares issued (continued)

(ii) (continued) The underwriters were paid cash fees of $735,000 and 294,000 compensation warrants. Each compensation warrant entitled the holder to acquire one additional common share unit of the Corporation at $2.50 for a period of 24 months from closing. The grant date fair value of $507,059 was assigned to the compensation warrants issued as estimated by using a fair value market technique incorporating the Black-Scholes option pricing model, using the following assumptions: a risk-free interest rate of 0.32%; an expected volatility factor of 85%; an expected dividend yield of 0%; and an expected life of 2 years.

(iii) During the year ended December 31, 2021, the Corporation issued 1,227,092 shares for services with a combined value of $4,112,647. The fair value of the shares were determined to be equal to the value of the services rendered.

(iv) On May 12, 2021, the Corporation completed its short form base shelf prospectus offering by issuing 6,112,000 common share units at $3.60 per unit for gross proceeds of $22,003,200, as well as an additional 433,400 warrants at $0.02 per warrant for $8,668. Each unit consisted of one common share and one-half of one common share purchase warrant. Each whole warrant is exercisable into one common share at the price of $4.60 per share for a period of three years from closing. The underwriters were paid cash fees of $1,025,590.

The fair value of $3,792,200 was assigned to the 3,056,000 warrants issued as part of the units as estimated by using a fair value market technique incorporating the Black-Scholes option pricing model, using the following assumptions: a risk-free interest rate of 0.53%; an expected volatility factor of 81%; an expected dividend yield of 0%; and an expected life of 3 years.

(v) On November 5, 2021, the Corporation completed its short form base shelf prospectus offering by issuing 16,350,000 common share units at USD$3.07 per unit for gross proceeds of USD$50,194,500 ($62,080,558). Each unit consisted of one common share and one-half of one common share purchase warrant. Each whole warrant is exercisable into one common share at the price of USD$3.75 per share for a period of three years from closing. The underwriters were paid cash fees of USD$3,011,670 ($3,724,833).

The fair value of $11,577,426 was assigned to the 8,175,000 warrants issued as part of the units as estimated by using a fair value market technique incorporating the Black-Scholes option pricing model (see note 10) on the statement of financial position and re-valued at each reporting date.

(vi) During the year ended December 31, 2022, the Corporation issued 239,243 common shares with a fair value of $525,200. The fair value of the shares was determined to be equal to the value of the services rendered. Included in shares for services is $244,213 related to vesting of previously issued shares. Remaining vesting conditions are as follows: 25,000 restricted common shares that contain service-based conditions and vest on March 29, 2023.

c) 2022 At-The-Market (“ATM”) Program

In June 2022, the Corporation announced it entered into an equity distribution agreement with Canaccord Genuity LLC and Cantor Fitzgerald & Co. (the “Sales Agents”) acting as co-agents in connection with the 2022 at-the-market offering program (the “2022 ATM Program”). Under the terms of the 2022 ATM Program, the Corporation may, from time to time, sell common shares having an aggregate value of USD$50,000,000 through the Sales Agents on the Nasdaq Capital Market. As at December 31, 2022 and the date of these consolidated financial statements, the Corporation has not issued any shares under the 2022 ATM Program.

The timing and extent of the use of the 2022 ATM Program will be at the discretion of the Corporation and the Corporation has no obligation to sell any shares pursuant to the 2022 ATM Program. Accordingly, total gross proceeds from offerings under the 2022 ATM Program could be less than US$50 million. The 2022 ATM Program will be effective until the earlier of the issuance and sale of all of the Offered Shares issuable pursuant to the 2022 ATM Program and March 8, 2024, unless terminated prior to such date by the Corporation or the Sales Agents.